UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

October 31, 2017

Portfolio of Investments

Common Stocks — 91.8%

Security	Shares	Value

Argentina — 4.9%
Adecoagro SA(1)	28,500	$289,560
Banco Macro SA, Class B ADR	10,050	1,265,496
BBVA Banco Frances SA ADR	13,471	296,901
Cablevision Holding SA GDR(1)	12,444	286,319
Cresud SA ADR(1)	10,769	233,472
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	307,475
Grupo Clarin SA GDR(2)	3,677	22,797
Grupo Financiero Galicia SA, Class B ADR	24,602	1,350,650
IRSA Inversiones y Representaciones SA ADR(1)	7,276	211,877
Pampa Energia SA ADR(1)	15,430	1,046,617
Petrobras Argentina SA ADR(1)	25,926	345,075
Telecom Argentina SA ADR(1)	23,384	762,552
Transportadora de Gas del Sur SA ADR(1)	24,857	527,466
YPF SA ADR	46,600	1,144,496

		$8,090,753

China — 13.2%
AAC Technologies Holdings, Inc.	12,500	$229,214
Agricultural Bank of China, Ltd., Class H	393,000	185,100
Alibaba Group Holding, Ltd. ADR(1)	16,154	2,986,713
Anhui Conch Cement Co., Ltd., Class H	24,000	102,809
ANTA Sports Products, Ltd.	17,000	76,039
Baidu, Inc. ADR(1)	3,980	970,881
Bank of China, Ltd., Class H	1,162,000	580,724
Bank of Communications, Ltd., Class H	145,000	109,465
Beijing Enterprises Water Group, Ltd.	98,000	82,352
Brilliance China Automotive Holdings, Ltd.	56,000	141,911
BYD Co., Ltd., Class H	14,500	126,784
CGN Power Co., Ltd., Class H(3)	155,000	45,534
China Cinda Asset Management Co., Ltd., Class H	147,000	57,123
China CITIC Bank Corp., Ltd., Class H	153,000	98,585
China Communications Construction Co., Ltd., Class H	78,000	94,739
China Construction Bank Corp., Class H	1,202,000	1,074,245
China Everbright International, Ltd.	60,000	84,651
China Evergrande Group(1)	99,000	381,878
China Galaxy Securities Co., Ltd., Class H	59,500	51,912
China Life Insurance Co., Ltd., Class H	109,000	361,368
China Mengniu Dairy Co., Ltd.	47,000	130,246
China Merchants Bank Co., Ltd., Class H	60,500	231,029
China Merchants Port Holdings Co., Ltd.	22,666	70,903
China Minsheng Banking Corp., Ltd., Class H	99,000	95,903
China Mobile, Ltd.	90,000	905,253
China Overseas Land & Investment, Ltd.	60,000	194,821
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	208,376

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	382,000	$280,510
China Railway Construction Corp., Ltd., Class H	46,500	58,396
China Railway Group, Ltd., Class H	86,000	69,127
China Resources Beer Holdings Co., Ltd.	38,000	109,670
China Resources Gas Group, Ltd.	20,000	73,261
China Resources Land, Ltd.	47,777	142,590
China Resources Power Holdings Co., Ltd.	34,000	65,385
China Shenhua Energy Co., Ltd., Class H	56,000	133,967
China State Construction International Holdings, Ltd.	42,000	59,013
China Taiping Insurance Holdings Co., Ltd.	31,400	103,549
China Telecom Corp., Ltd., Class H	234,000	117,351
China Unicom (Hong Kong), Ltd.(1)	98,000	139,048
China Vanke Co., Ltd., Class H	26,700	95,045
CITIC Securities Co., Ltd., Class H	39,500	87,765
CITIC, Ltd.	75,000	109,870
CNOOC, Ltd.	261,000	356,368
Country Garden Holdings Co., Ltd.	129,000	204,492
CRRC Corp., Ltd., Class H	79,750	78,690
CSPC Pharmaceutical Group, Ltd.	84,000	146,138
Ctrip.com International, Ltd. ADR(1)	5,900	282,551
Dongfeng Motor Group Co., Ltd., Class H	54,000	74,125
ENN Energy Holdings, Ltd.	14,000	102,736
Fullshare Holdings, Ltd.	160,000	68,480
Geely Automobile Holdings, Ltd.	115,000	356,600
GF Securities Co., Ltd., Class H	24,600	52,462
Great Wall Motor Co., Ltd., Class H	53,500	67,504
Guangdong Investment, Ltd.	48,000	69,543
Guangzhou Automobile Group Co., Ltd., Class H	52,000	129,315
Haitong Securities Co., Ltd., Class H	60,000	94,992
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hengan International Group Co., Ltd.	12,500	123,267
Huaneng Power International, Inc., Class H	96,000	64,204
Huatai Securities Co., Ltd.(3)	34,000	73,440
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	844,201
JD.com, Inc. ADR(1)	10,624	398,612
Lenovo Group, Ltd.	160,000	92,812
NetEase, Inc. ADR	1,181	332,948
New China Life Insurance Co., Ltd., Class H	16,000	100,166
New Oriental Education & Technology Group, Inc. ADR	2,374	197,612
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	61,398
PetroChina Co., Ltd., Class H	320,000	209,183
PICC Property & Casualty Co., Ltd., Class H	76,000	150,821
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	676,671
Semiconductor Manufacturing International Corp.(1)	7,300	11,201
Shenzhou International Group Holdings, Ltd.	12,000	102,543
SINA Corp.(1)	1,200	129,180

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Sino Biopharmaceutical, Ltd.	90,000	$105,244
Sinopharm Group Co., Ltd., Class H	22,400	100,296
Sunny Optical Technology Group Co., Ltd.	17,000	249,346
TAL Education Group ADR	4,548	125,070
Tencent Holdings, Ltd.	81,800	3,676,508
Vipshop Holdings, Ltd. ADR(1)	6,998	55,284
Want Want China Holdings, Ltd.	103,000	84,329
Weibo Corp. ADR(1)	120	11,118
Yum China Holdings, Inc.(1)	7,500	302,625
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	64,382

		$21,749,562

Croatia — 1.6%
Adris Grupa DD, PFC Shares	9,000	$623,352
Ericsson Nikola Tesla DD	930	167,267
Hrvatski Telekom DD	52,252	1,400,153
Koncar-Elektroindustrija DD	1,480	158,922
Valamar Riviera DD	48,200	342,658

		$2,692,352

Cyprus — 1.7%
Bank of Cyprus Holdings PLC(1)(5)	482,403	$1,611,626
Bank of Cyprus Holdings PLC(1)(5)	359,203	1,213,293

		$2,824,919

Egypt — 2.4%
Amer Group Holding(1)	2,605,200	$57,578
Arabian Cement Co.(1)	96,000	46,682
Arabian Food Industries Co. DOMTY(1)	91,400	47,174
Citadel Capital SAE(1)	1,195,300	90,768
Commercial International Bank Egypt SAE	327,500	1,466,967
Credit Agricole Egypt SAE	55,500	132,207
Eastern Tobacco	17,750	320,627
Egyptian Financial Group-Hermes Holding Co.	195,400	254,938
Egyptian Resorts Co.(1)	895,600	73,549
Emaar Misr for Development SAE(1)	408,300	89,139
Ghabbour Auto(1)	506,400	93,633
Heliopolis Housing	68,800	116,667
Juhayna Food Industries	253,600	126,746
Medinet Nasr Housing	280,700	167,733
Palm Hills Developments SAE(1)	701,000	163,136
Pioneers Holding(1)	154,000	81,377
Porto Holding SAE(1)	2,659,800	64,870
Six of October Development & Investment Co.(1)	140,100	147,300
Talaat Moustafa Group	483,900	260,291

Security	Shares	Value

Egypt (continued)
Telecom Egypt	190,400	$139,463

		$3,940,845

Georgia — 2.9%
BGEO Group PLC	48,700	$2,299,767
TBC Bank Group PLC	107,700	2,447,633

		$4,747,400

Iceland — 3.4%
Eik Fasteignafelag HF(1)	1,866,700	$176,104
Eimskipafelag Islands HF	407,000	1,041,908
Hagar HF	2,036,000	662,129
Icelandair Group HF	1,860,000	290,983
Marel HF	397,000	1,306,144
Reginn HF(1)	1,637,000	367,848
Reitir Fasteignafelag HF	1,043,000	814,859
Siminn HF	9,776,000	357,783
Sjova-Almennar Tryggingar HF	1,151,900	184,575
Tryggingamidstodin HF	728,000	226,745
Vatryggingafelag Islands HF	2,066,800	221,436

		$5,650,514

India — 7.1%
Adani Ports and Special Economic Zone, Ltd.	22,802	$151,784
Adani Power, Ltd.(1)	9,483	4,815
Ambuja Cements, Ltd.	21,000	91,259
Asian Paints, Ltd.	8,100	148,056
Aurobindo Pharma, Ltd.	7,300	85,895
Axis Bank, Ltd.	48,500	393,631
Bajaj Auto, Ltd.	2,400	120,900
Bajaj Finance, Ltd.	4,600	127,906
Bajaj Finserv, Ltd.	1,200	93,640
Bharat Petroleum Corp., Ltd.	22,800	190,375
Bharti Airtel, Ltd.	34,700	267,006
Bharti Infratel, Ltd.	15,719	107,411
Cipla, Ltd.	9,500	91,908
Coal India, Ltd.	19,072	84,557
Dabur India, Ltd.	18,500	95,221
Dr. Reddy’s Laboratories, Ltd.	3,000	111,918
Eicher Motors, Ltd.	400	199,079
GAIL (India), Ltd.	17,066	122,597
Godrej Consumer Products, Ltd.	7,200	103,824
Grasim Industries, Ltd.	10,000	189,994
HCL Technologies, Ltd.	16,228	214,333
Hero MotoCorp, Ltd.	1,300	77,445

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Hindalco Industries, Ltd.	30,900	$127,827
Hindustan Petroleum Corp., Ltd.	19,000	131,111
Hindustan Unilever, Ltd.	17,900	342,516
Housing Development Finance Corp., Ltd.	38,500	1,011,517
ICICI Bank, Ltd.	75,580	354,188
Indiabulls Housing Finance, Ltd.	8,300	159,471
Indian Oil Corp., Ltd.	19,200	123,279
Infosys, Ltd.	49,200	700,627
ITC, Ltd.	93,750	385,136
JSW Steel, Ltd.	25,000	100,255
Larsen & Toubro, Ltd.	14,250	269,390
LIC Housing Finance, Ltd.	12,100	112,032
Lupin, Ltd.	5,700	90,346
Mahindra & Mahindra, Ltd.	10,800	224,576
Maruti Suzuki India, Ltd.	2,900	368,290
Motherson Sumi Systems, Ltd.	27,150	152,759
Nestle India, Ltd.	700	77,853
Oil & Natural Gas Corp., Ltd.	34,800	102,828
Piramal Enterprises, Ltd.	2,500	105,759
Reliance Industries, Ltd.	68,600	1,000,741
Shree Cement, Ltd.	360	104,749
Shriram Transport Finance Co., Ltd.	6,100	110,381
State Bank of India	62,700	296,845
Tata Consultancy Services, Ltd.	12,278	496,692
Tata Motors, Ltd.(1)	45,100	298,648
Tata Steel, Ltd.	9,900	107,629
Tech Mahindra, Ltd.	15,900	118,537
Titan Co., Ltd.	10,400	102,697
UltraTech Cement, Ltd.	2,700	183,605
UPL, Ltd.	10,100	124,757
Vedanta, Ltd.	43,100	221,362
Wipro, Ltd.	32,870	149,733
Yes Bank, Ltd.	41,500	201,948
Zee Entertainment Enterprises, Ltd.	16,300	136,844

		$11,668,482

Indonesia — 2.8%
Adaro Energy Tbk PT	717,400	$96,544
Astra International Tbk PT	834,900	492,480
Bank Central Asia Tbk PT	511,400	787,781
Bank Mandiri Persero Tbk PT	796,000	413,444
Bank Negara Indonesia Persero Tbk PT	345,100	193,452
Bank Rakyat Indonesia Persero Tbk PT	462,300	531,876
Bumi Serpong Damai Tbk PT	436,800	55,439
Charoen Pokphand Indonesia Tbk PT	365,200	88,874
Gudang Garam Tbk PT	22,900	118,183

Security	Shares	Value

Indonesia (continued)
Hanjaya Mandala Sampoerna Tbk PT	470,400	$137,962
Indofood CBP Sukses Makmur Tbk PT	120,400	78,147
Indofood Sukses Makmur Tbk PT	207,500	125,445
Kalbe Farma Tbk PT	1,009,100	119,046
Matahari Department Store Tbk PT	116,000	73,527
Perusahaan Gas Negara Persero Tbk PT	507,600	68,873
Semen Indonesia Persero Tbk PT	145,300	116,739
Surya Citra Media Tbk PT	321,200	50,934
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	606,252
Unilever Indonesia Tbk PT	67,800	247,953
United Tractors Tbk PT	79,400	202,921

		$4,605,872

Kazakhstan — 4.3%
Central Asia Metals PLC	251,600	$810,773
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	167,650	1,636,838
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	121,000	1,179,750
KAZ Minerals PLC(1)	106,025	1,144,801
KazMunaiGas Exploration Production GDR(2)	151,009	1,547,245
Kcell JSC GDR(2)	142,842	769,810

		$7,089,217

Kuwait — 4.0%
Agility Public Warehousing Co. KSC	206,250	$527,375
Boubyan Bank KSCP	194,880	283,555
Burgan Bank SAK	184,380	204,838
Kuwait Finance House KSCP	761,530	1,489,866
Kuwait Projects Co. Holdings KSC	124,400	139,722
Mabanee Co. SAKC	128,730	333,695
Mezzan Holding Co. KSCC	34,900	93,607
Mobile Telecommunications Co.	654,500	1,006,496
National Bank of Kuwait SAK	798,945	2,024,687
National Industries Group Holding SAK(1)	264,200	135,164
National Real Estate Co. KPSC(1)	178,300	71,141
VIVA Kuwait Telecom Co.	51,300	128,095
Warba Bank KSCP(1)	146,300	112,753

		$6,550,994

Mauritius — 2.8%
Alteo, Ltd.	297,687	$274,778
CIEL, Ltd.	1,340,300	284,495
CIM Financial Services, Ltd.	832,100	231,942
ENL Land, Ltd.	155,011	194,396
Gamma Civic, Ltd.	107,086	104,574
Harel Mallac & Co., Ltd.	31,500	70,447

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Mauritius (continued)
IBL, Ltd.	37,656	$49,069
LUX Island Resorts, Ltd.	78,300	144,426
MCB Group, Ltd.	228,408	1,826,007
New Mauritius Hotels, Ltd.(1)	389,190	265,320
Omnicane, Ltd.	15,009	25,066
Phoenix Beverages, Ltd.	10,200	157,185
Rogers & Co., Ltd.	187,150	164,211
SBM Holdings, Ltd.	2,100,810	451,797
Sun, Ltd., Class A(1)	156,512	203,289
Terra Mauricia, Ltd.	182,256	157,319

		$4,604,321

Mexico — 1.0%
Cemex SAB de CV ADR(1)	24,140	$195,775
Coca-Cola Femsa SAB de CV ADR	900	61,596
Fomento Economico Mexicano SAB de CV ADR	3,000	263,250
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	700	66,444
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	400	71,516
Grupo Bimbo SAB de CV, Series A	29,800	68,999
Grupo Financiero Banorte SAB de CV, Class O	40,700	241,163
Grupo Financiero Inbursa SAB de CV, Class O	42,300	72,766
Grupo Financiero Santander Mexico SAB de CV ADR	6,800	57,256
Grupo Mexico SAB de CV, Series B	63,000	204,887
Industrias Penoles SAB de CV	2,600	60,620
Kimberly-Clark de Mexico SAB de CV, Class A	28,700	49,371
Mexichem SAB de CV	20,553	52,938
Wal-Mart de Mexico SAB de CV, Series V	86,300	193,201

		$1,659,782

Pakistan — 0.0%(6)
Searle Co., Ltd. (The)	5,055	$14,672

		$14,672

Peru — 4.8%
Alicorp SAA	129,300	$403,752
Cementos Pacasmayo SAA(1)	85,338	223,157
Cia de Minas Buenaventura SA ADR	41,756	575,815
Credicorp, Ltd.	17,209	3,604,253
Engie Energia Peru SA	79,000	187,870
Ferreycorp SAA	529,200	413,527
Fossal SAA(1)	21,662	2,149
Grana y Montero SAA ADR(1)	101,500	456,750
InRetail Peru Corp.(3)	22,000	436,700
Southern Copper Corp.	16,338	701,717
Union Andina de Cementos SAA	308,000	280,474

Security	Shares	Value

Peru (continued)
Volcan Cia Minera SAA, Class B	1,145,200	$563,704

		$7,849,868

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	72,000	$104,588
Aboitiz Power Corp.	39,500	32,522
Alliance Global Group, Inc.(1)	85,700	26,584
Ayala Corp.	10,270	204,939
Ayala Land, Inc.	291,600	244,232
Bank of the Philippine Islands	21,799	41,424
BDO Unibank, Inc.	63,210	168,437
Cebu Air, Inc.	25,000	52,807
CEMEX Holdings Philippines, Inc.(1)(3)	118,400	10,483
Century Pacific Food, Inc.	162,000	47,717
D&L Industries, Inc.	277,000	55,708
DMCI Holdings, Inc.	110,400	32,792
DoubleDragon Properties Corp.(1)	31,000	24,323
Energy Development Corp.	37,626	4,208
Globe Telecom, Inc.	1,375	54,417
GT Capital Holdings, Inc.	3,100	70,925
JG Summit Holdings, Inc.	119,690	178,475
Jollibee Foods Corp.	23,850	115,168
Megaworld Corp.	1,050,500	108,461
Metro Pacific Investments Corp.	973,800	128,339
Metropolitan Bank & Trust Co.	55,903	93,809
PLDT, Inc.	3,815	126,519
Robinsons Land Corp.	161,300	78,917
Security Bank Corp.	22,000	104,869
SM Investments Corp.	13,820	255,945
SM Prime Holdings, Inc.	324,100	232,514
Universal Robina Corp.	48,960	135,511

		$2,734,633

Qatar — 0.3%
Qatar National Bank QPSC	14,210	$452,834

		$452,834

Serbia — 3.7%
Aerodrom Nikola Tesla AD Beograd	84,686	$1,167,197
Energoprojekt Holding AD Beograd(1)	67,466	803,888
Gosa Montaza AD Velika Plana(1)	1,378	17,514
Komercijalna Banka AD Beograd(1)	103,565	1,803,048
MESSER Tehnogas AD(1)	200	23,914
Metalac AD(1)	30,914	599,385
NIS AD Novi Sad	243,709	1,674,402

		$6,089,348

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Singapore — 1.2%
Yoma Strategic Holdings, Ltd.	4,730,433	$2,029,419

		$2,029,419

South Korea — 10.9%
AMOREPACIFIC Corp.	787	$220,826
AMOREPACIFIC Group	860	110,284
BNK Financial Group, Inc.	8,468	75,134
Celltrion, Inc.(1)	1,966	303,922
CJ CheilJedang Corp.	220	71,990
CJ Corp.	300	50,015
Coway Co., Ltd.	1,443	125,453
Dongbu Insurance Co., Ltd.	1,525	96,009
E-MART, Inc.	580	116,104
GS Holdings Corp.	1,555	92,072
Hana Financial Group, Inc.	6,982	298,821
Hankook Tire Co., Ltd.	2,081	100,441
Hanmi Pharmaceutical Co., Ltd.(1)	119	49,265
Hanwha Chemical Corp.	3,338	90,928
Hotel Shilla Co., Ltd.	930	65,070
Hyosung Corp.	639	76,796
Hyundai Construction Equipment Co., Ltd.(1)	40	13,379
Hyundai Development Co.- Engineering & Construction	1,700	60,912
Hyundai Electric & Energy System Co., Ltd.(1)	41	8,642
Hyundai Engineering & Construction Co., Ltd.	2,350	79,498
Hyundai Glovis Co., Ltd.	490	66,132
Hyundai Heavy Industries Co., Ltd.(1)	842	117,768
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	56,724
Hyundai Mobis Co., Ltd.	1,573	374,304
Hyundai Motor Co.	3,469	499,073
Hyundai Motor Co., PFC Shares	550	50,589
Hyundai Motor Co., Second PFC Shares	1,074	108,405
Hyundai Robotics Co., Ltd.(1)	134	54,075
Hyundai Steel Co.	2,214	113,789
Industrial Bank of Korea	7,595	104,061
Kakao Corp.	1,035	133,156
Kangwon Land, Inc.	2,800	85,826
KB Financial Group, Inc.	8,973	469,147
KCC Corp.	120	41,815
Kia Motors Corp.	6,426	203,400
Korea Aerospace Industries, Ltd.	1,660	84,266
Korea Electric Power Corp.	6,231	218,456
Korea Zinc Co., Ltd.	251	114,814
KT&G Corp.	2,748	260,224
LG Chem, Ltd.	1,083	390,483
LG Corp.	2,427	186,611
LG Display Co., Ltd.	5,180	135,512

Security	Shares	Value

South Korea (continued)
LG Electronics, Inc.	2,470	$201,074
LG Household & Health Care, Ltd.	210	220,706
LG Uplus Corp.	5,400	62,006
Lotte Chemical Corp.	420	138,726
Lotte Corp.	427	28,424
Lotte Shopping Co., Ltd.	333	66,926
Mirae Asset Daewoo Co., Ltd.	9,700	88,024
Naver Corp.	632	505,140
NCsoft Corp.	410	156,310
Orion Corp./Republic of Korea(1)	460	43,617
Orion Holdings Corp.	239	5,497
POSCO	1,682	490,278
S-Oil Corp.	1,295	148,885
Samsung Biologics Co., Ltd.(1)(3)	470	161,247
Samsung C&T Corp.	1,825	241,426
Samsung Electro-Mechanics Co., Ltd.	1,502	139,758
Samsung Electronics Co., Ltd.	2,151	5,302,440
Samsung Electronics Co., Ltd., PFC Shares	392	785,115
Samsung Fire & Marine Insurance Co., Ltd.	700	170,808
Samsung Heavy Industries Co., Ltd.(1)	6,900	72,722
Samsung Life Insurance Co., Ltd.	1,758	211,952
Samsung SDI Co., Ltd.	1,354	249,472
Samsung SDS Co., Ltd.	840	155,539
Samsung Securities Co., Ltd.	1,588	50,510
Shinhan Financial Group Co., Ltd.	9,694	435,437
SK Holdings Co., Ltd.	982	254,112
SK Hynix, Inc.	13,189	972,460
SK Innovation Co., Ltd.	1,574	288,736
SK Telecom Co., Ltd.	490	115,679
Woori Bank	7,000	102,439

		$17,839,656

Taiwan — 5.5%
Advanced Semiconductor Engineering, Inc.	122,716	$148,360
Advantech Co., Ltd.	7,699	52,613
Asia Cement Corp.	52,000	46,398
Asustek Computer, Inc.	12,000	103,921
AU Optronics Corp.	156,000	63,924
Catcher Technology Co., Ltd.	12,000	127,715
Cathay Financial Holding Co., Ltd.	134,000	221,424
Chang Hwa Commercial Bank, Ltd.	121,150	65,685
Cheng Shin Rubber Industry Co., Ltd.	28,000	55,266
China Development Financial Holding Corp.	248,000	76,030
China Steel Corp.	210,000	171,004
Chunghwa Telecom Co., Ltd.	64,000	218,573
Compal Electronics, Inc.	95,000	69,946

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
CTBC Financial Holding Co., Ltd.	275,679	$176,507
Delta Electronics, Inc.	33,680	162,057
E.Sun Financial Holding Co., Ltd.	148,659	90,487
Far Eastern New Century Corp.	59,700	51,201
Far EasTone Telecommunications Co., Ltd.	32,000	75,136
First Financial Holding Co., Ltd.	176,800	114,063
Formosa Chemicals & Fibre Corp.	59,000	179,243
Formosa Petrochemical Corp.	22,000	77,013
Formosa Plastics Corp.	70,000	213,393
Foxconn Technology Co., Ltd.	18,291	58,338
Fubon Financial Holding Co., Ltd.	112,000	178,495
Hon Hai Precision Industry Co., Ltd.	250,635	931,596
Hotai Motor Co., Ltd.	5,000	58,051
Hua Nan Financial Holdings Co., Ltd.	138,443	75,765
Innolux Corp.	180,000	78,895
Largan Precision Co., Ltd.	2,000	379,119
Mega Financial Holding Co., Ltd.	179,476	141,086
Nan Ya Plastics Corp.	85,000	209,764
Pegatron Corp.	30,000	77,737
Pou Chen Corp.	42,000	52,931
President Chain Store Corp.	10,000	89,920
Quanta Computer, Inc.	51,000	120,147
Shin Kong Financial Holding Co., Ltd.	177,960	56,942
SinoPac Financial Holdings Co., Ltd.	186,031	57,075
Taishin Financial Holding Co., Ltd.	166,647	72,961
Taiwan Cement Corp.	67,000	74,471
Taiwan Cooperative Financial Holding Co., Ltd.	150,657	81,453
Taiwan Mobile Co., Ltd.	31,000	110,522
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	3,209,467
Uni-President Enterprises Corp.	82,960	173,337
United Microelectronics Corp.	220,000	113,543
Yuanta Financial Holding Co., Ltd.	158,675	70,569

		$9,032,143

Thailand — 0.8%
Mega Lifesciences PCL	598,400	$756,470
TTCL PCL(7)	767,100	475,548

		$1,232,018

United Arab Emirates — 0.1%
Orascom Construction, Ltd.(1)	9,400	$73,539

		$73,539

Security	Shares	Value

Vietnam — 10.7%
Bank for Foreign Trade of Vietnam JSC	303,600	$553,706
Bao Viet Holdings	51,700	113,824
Binh Minh Plastics JSC	62,900	204,831
Century Synthetic Fiber Corp.	175,966	123,774
Coteccons Construction JSC	24,000	230,346
Danang Rubber JSC	67,496	58,880
Domesco Medical Import Export JSC	59,000	270,020
FPT Corp.	106,364	236,123
Gemadept Corp.(1)	61,050	109,051
HA TIEN 1 Cement JSC	230,880	132,112
Ho Chi Minh City Infrastructure Investment JSC	262,900	369,572
Hoa Phat Group JSC(1)	322,100	524,965
Hoa Sen Group	169,025	172,415
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	84,338
Hoang Huy Investment Financial Services JSC	167,400	114,191
Imexpharm Pharmaceutical JSC	32,561	89,237
KIDO Group Corp.	73,700	120,340
Kinh Bac City Development Share Holding Corp.(1)	268,100	151,816
Masan Group Corp.	712,300	1,865,292
Mobile World Investment Corp.	40,000	226,330
Nam Long Investment Corp.	120,956	142,454
No Va Land Investment Group Corp.(1)	219,000	587,264
PetroVietnam Drilling & Well Services JSC(1)	219,214	144,455
PetroVietnam Fertilizer & Chemical JSC	205,250	192,514
PetroVietnam Gas JSC	83,000	261,662
PetroVietnam Nhon Trach 2 Power JSC	61,900	81,656
PetroVietnam Technical Services Corp.	294,900	197,471
Pha Lai Thermal Power JSC	186,000	170,384
Refrigeration Electrical Engineering Corp.	143,700	216,507
Saigon - Hanoi Commercial Joint Stock Bank(1)	311,218	106,795
Saigon Beer Alcohol Beverage Corp.	33,300	419,372
Saigon Securities, Inc.	358,330	356,865
Saigon Thuong Tin Commercial JSB(1)	483,716	234,113
Thanh Thanh Cong Tay Ninh JSC(1)	120,800	110,071
Tien Phong Plastic JSC	22,600	72,876
TNG Investment & Trading JSC(1)	10	6
Traphaco JSC	31,399	162,705
Viet Capital Securities JSC(1)	209,500	578,835
Vietnam Construction and Import-Export JSC	98,800	93,225
Vietnam Dairy Products JSC	263,940	1,754,716
Vietnam Prosperity JSC Bank(1)	2,044,860	3,659,815
Vingroup JSC(1)	839,249	2,161,050
Vinh Hoan Corp.	26,400	54,573
Vinh Son - Song Hinh Hydropower JSC	101,700	73,863

		$17,584,410

Total Common Stocks (identified cost $119,776,428)		$150,807,553

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Rights — 0.0%(6)

Security	Shares	Value

South Korea — 0.0%(6)
Hyundai Construction Equipment Co., Ltd., Exp. 11/7/17(1)	12	$1,146
Hyundai Electric & Energy System Co., Ltd., Exp. 11/10/17(1)	12	485

Total Rights (identified cost $0)		$1,631

Short-Term Investments — 5.7%

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 1/11/18(8)	$1,500	$1,496,867

Total U.S. Treasury Obligations (identified cost $1,496,802)		$1,496,867

Other — 4.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(9)	7,886,156	$7,886,944

Total Other (identified cost $7,887,237)		$7,886,944

Total Short-Term Investments (identified cost $9,384,039)		$9,383,811

Total Investments — 97.5% (identified cost $129,160,467)		$160,192,995

Other Assets, Less Liabilities — 2.5%		$4,109,911

Net Assets — 100.0%		$164,302,906

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2017, the aggregate value of these securities is $5,156,440 or 3.1% of the Portfolio’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $727,404 or 0.4% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	30.2%	$49,590,047
Information Technology	15.3	25,059,588
Industrials	7.7	12,594,797
Consumer Staples	7.2	11,796,132
Real Estate	6.2	10,178,905
Materials	6.0	9,904,731
Consumer Discretionary	5.6	9,242,592
Energy	5.5	9,099,700
Telecommunication Services	4.5	7,469,525
Utilities	1.9	3,109,079
Health Care	1.7	2,764,088
Short-Term Investments	5.7	9,383,811

Total Investments	97.5%	$160,192,995

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	5,451,165	USD	6,329,455	Standard Chartered Bank	11/1/17	$20,332	$—
EUR	4,836,685	USD	5,615,969	Standard Chartered Bank	11/1/17	18,040	—
EUR	3,772,070	USD	4,379,824	Standard Chartered Bank	11/1/17	14,069	—
EUR	2,554,706	USD	2,966,319	Standard Chartered Bank	11/1/17	9,529	—
EUR	2,428,905	USD	2,820,249	Standard Chartered Bank	11/1/17	9,060	—
USD	412,692	EUR	345,000	BNP Paribas	11/1/17	10,819	—
USD	121,385	EUR	103,683	BNP Paribas	11/1/17	610	—
USD	33,012	EUR	28,002	JPMorgan Chase Bank, N.A.	11/1/17	394	—
USD	6,498,218	EUR	5,451,165	Standard Chartered Bank	11/1/17	148,430	—
USD	4,496,604	EUR	3,772,070	Standard Chartered Bank	11/1/17	102,710	—
USD	4,274,840	EUR	3,586,039	Standard Chartered Bank	11/1/17	97,645	—
USD	2,929,587	EUR	2,457,545	Standard Chartered Bank	11/1/17	66,917	—
USD	2,895,446	EUR	2,428,905	Standard Chartered Bank	11/1/17	66,137	—
USD	283,253	EUR	238,700	Standard Chartered Bank	11/1/17	5,204	—
USD	346,809	EUR	294,118	Standard Chartered Bank	11/1/17	4,206	—
USD	116,973	EUR	99,099	Standard Chartered Bank	11/1/17	1,537	—
USD	126,143	EUR	107,000	Standard Chartered Bank	11/1/17	1,505	—
USD	50,078	EUR	42,027	Standard Chartered Bank	11/1/17	1,123	—
USD	19,684	EUR	16,616	Standard Chartered Bank	11/1/17	329	—
USD	24,717	EUR	21,018	Standard Chartered Bank	11/1/17	235	—
USD	42,465	EUR	35,743	UBS AG	11/1/17	830	—
USD	19,889	EUR	16,800	UBS AG	11/1/17	320	—
TWD	104,048,000	USD	3,429,965	Bank of America, N.A.	11/9/17	21,962	—
USD	3,461,920	TWD	104,048,000	Credit Agricole Corporate and Investment Bank	11/9/17	9,992	—
THB	29,247,000	USD	875,397	Standard Chartered Bank	11/10/17	4,996	—
USD	829,467	THB	29,247,000	Standard Chartered Bank	11/10/17	—	(50,926)
EUR	219,362	USD	257,172	Bank of America, N.A.	2/15/18	—	(48)
USD	2,837,905	EUR	2,428,905	Standard Chartered Bank	2/15/18	—	(9,122)
USD	2,984,890	EUR	2,554,706	Standard Chartered Bank	2/15/18	—	(9,594)
USD	4,407,244	EUR	3,772,070	Standard Chartered Bank	2/15/18	—	(14,166)
USD	5,651,128	EUR	4,836,685	Standard Chartered Bank	2/15/18	—	(18,164)
USD	6,369,081	EUR	5,451,165	Standard Chartered Bank	2/15/18	—	(20,472)
USD	17,007	EUR	14,500	UBS AG	2/15/18	11	—

						$616,942	$(122,492)

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Equity Futures
MSCI Emerging Markets Index	254	Long	Dec-17	$14,277,340	$237,490

					$237,490

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

EUR	–	Euro
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $121,273,230)	$152,306,051
Affiliated investment, at value (identified cost, $7,887,237)	7,886,944
Cash	1,131,285
Deposits for derivatives collateral — Forward foreign currency exchange contracts	420,000
Foreign currency, at value (identified cost, $1,963,320)	1,955,630
Dividends receivable	65,101
Dividends receivable from affiliated investment	8,553
Receivable for investments sold	695,467
Receivable for variation margin on open financial futures contracts	123,332
Receivable for open forward foreign currency exchange contracts	616,942
Other assets	25,591
Total assets	$165,234,896

Liabilities
Cash collateral due to broker	$270,000
Payable for investments purchased	155,762
Payable for open forward foreign currency exchange contracts	122,492
Payable to affiliates:
Investment adviser fee	137,034
Trustees’ fees	707
Accrued foreign capital gains taxes	47,929
Accrued expenses	198,066
Total liabilities	$931,990
Net Assets applicable to investors’ interest in Portfolio	$164,302,906

Sources of Net Assets
Investors’ capital	$132,602,312
Net unrealized appreciation	31,700,594
Total	$164,302,906

26	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Dividends (net of foreign taxes, $325,352)	$3,270,697
Interest (net of foreign taxes, $51)	8,745
Dividends from affiliated investment	58,128
Total investment income	$3,337,570

Expenses
Investment adviser fee	$1,394,115
Trustees’ fees and expenses	8,220
Custodian fee	300,026
Legal and accounting services	69,014
Miscellaneous	35,798
Total expenses	$1,807,173

Net investment income	$1,530,397

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $22,541)	$197,312
Investment transactions — affiliated investment	(2,103)
Financial futures contracts	2,546,169
Foreign currency transactions	(61,530)
Forward foreign currency exchange contracts	(2,707,337)
Net realized loss	$(27,489)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $7,692)	$28,988,159
Investments — affiliated investment	(352)
Financial futures contracts	99,440
Foreign currency	(2,778)
Forward foreign currency exchange contracts	614,097
Net change in unrealized appreciation (depreciation)	$29,698,566

Net realized and unrealized gain	$29,671,077

Net increase in net assets from operations	$31,201,474

27	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$1,530,397	$1,038,810
Net realized loss	(27,489)	(9,888,399)
Net change in unrealized appreciation (depreciation)	29,698,566	16,428,120
Net increase in net assets from operations	$31,201,474	$7,578,531
Capital transactions —
Contributions	$14,723,397	$18,232,704
Withdrawals	(5,790,127)	(15,425,045)
Net increase in net assets from capital transactions	$8,933,270	$2,807,659

Net increase in net assets	$40,134,744	$10,386,190

Net Assets
At beginning of year	$124,168,162	$113,781,972
At end of year	$164,302,906	$124,168,162

28	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.29%	1.30%	1.32%	1.63%
Net investment income (loss)	1.10%	0.92%	1.61%	(0.19)%
Portfolio Turnover	32%	40%	27%	112%

Total Return	24.59%	5.75%	(14.05)%	1.10%

Net assets, end of year (000’s omitted)	$164,303	$124,168	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

29	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Emerging and Frontier Countries Equity Fund (formerly, Eaton Vance Global Macro Capital Opportunities Fund) held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

30

Global Macro Capital Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $1,394,115 or 1.00% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the year ended October 31, 2017, BMR reimbursed the Portfolio $5,633 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

31

Global Macro Capital Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $45,421,256 and $42,051,124, respectively, for the year ended October 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,313,244

Gross unrealized appreciation	$36,247,925
Gross unrealized depreciation	(6,311,156)

Net unrealized appreciation	$29,936,769

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $122,492. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $150,000 at October 31, 2017.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

32

Global Macro Capital Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2017.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$237,490	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	616,942	(2)	(122,492	)(3)

Total		$854,432		$(122,492)

Derivatives not subject to master netting or similar agreements		$237,490		$—

Total Derivatives subject to master netting or similar agreements		$616,942		$(122,492)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$21,962	$(48)	$—	$—	$21,914
BNP Paribas	11,429	—	—	—	11,429
Credit Agricole Corporate and Investment Bank	9,992	—	—	—	9,992
JPMorgan Chase Bank, N.A.	394	—	—	—	394
Standard Chartered Bank	572,004	(122,444)	—	(270,000)	179,560
UBS AG	1,161	—	—	—	1,161

	$616,942	$(122,492)	$—	$(270,000)	$224,450

33

Global Macro Capital Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(48)	$48	$—	$—	$—
Standard Chartered Bank	(122,444)	122,444	—	—	—

	$(122,492)	$122,492	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2017 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$2,546,169	$99,440
Foreign Exchange	Forward foreign currency exchange contracts	(2,707,337)	614,097

Total		$(161,168)	$713,537

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*

$10,039,000	$53,278,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

34

Global Macro Capital Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$10,632,159	$84,947,925	$0	$95,580,084
Emerging Europe	5,668,028	16,336,505	—	22,004,533
Latin America	17,314,084	286,319	—	17,600,403
Middle East/Africa	70,447	15,552,086	—	15,622,533

Total Common Stocks	$33,684,718	$117,122,835 **	$0	$150,807,553
Rights	$1,631	$—	$—	$1,631
Short-Term Investments —
U.S. Treasury Obligations	—	1,496,867	—	1,496,867
Other	—	7,886,944	—	7,886,944

Total Investments	$33,686,349	$126,506,646	$0	$160,192,995

Forward Foreign Currency Exchange Contracts	$—	$616,942	$—	$616,942

Futures Contracts	237,490	—	—	237,490

Total	$33,923,839	$127,123,588	$—	$161,047,427

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(122,492)	$—	$(122,492)

Total	$—	$(122,492)	$—	$(122,492)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

35

Global Macro Capital Opportunities Portfolio

October 31, 2017

Notes to Financial Statements — continued

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

36

Global Macro Capital Opportunities Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Macro Capital Opportunities Portfolio as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2017

37

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Capital Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

38

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

39

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

20357     10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the

Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Year Ended	10/31/16	10/31/17
Audit Fees	$31,200	$41.200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$24,000	$23,130
All Other Fees(3)	$0	$0

Total	$55,200	$64,330

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Year Ended	10/31/16	10/31/17
Registrant	$24,000	$23,130
Eaton Vance(1)	$56,434	$148,018

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017